Shareholder Report, Average Annual Return (Details)	12 Months Ended	41 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
C000226900 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	34.85%	11.98%
Solactive GBS United States 1000 Index ($13,882) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	35.20%	10.10%